Fair Value Measurement - Schedule of Derivative Liabilities Measured at Fair Value on Recurring Basis (Detail) - TPG Pace Tech Opportunities Corp [Member] - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Derivative liabilities	$ 34,773,333	$ 26,720,000	$ 59,536,667	$ 27,610,000
Warrants
Liabilities:
Derivative liabilities	15,750,000	12,150,000	19,350,000	13,500,000
Private Placement Warrants
Liabilities:
Derivative liabilities	12,833,333	9,900,000	15,766,667	11,000,000
Forward Purchase Agreements (FPAs)
Liabilities:
Derivative liabilities	6,190,000	$ 4,670,000	24,420,000	$ 3,110,000
Fair Value, Recurring
Liabilities:
Derivative liabilities	34,773,333		59,536,667
Fair Value, Recurring | Warrants
Liabilities:
Derivative liabilities	15,750,000		19,350,000
Fair Value, Recurring | Private Placement Warrants
Liabilities:
Derivative liabilities	12,833,333		15,766,667
Fair Value, Recurring | Forward Purchase Agreements (FPAs)
Liabilities:
Derivative liabilities	6,190,000		24,420,000
Fair Value, Recurring | Fair Value, Inputs, Level 1
Liabilities:
Derivative liabilities	15,750,000		19,350,000
Fair Value, Recurring | Fair Value, Inputs, Level 1 | Warrants
Liabilities:
Derivative liabilities	15,750,000		19,350,000
Fair Value, Recurring | Fair Value, Inputs, Level 1 | Private Placement Warrants
Liabilities:
Derivative liabilities	0		0
Fair Value, Recurring | Fair Value, Inputs, Level 1 | Forward Purchase Agreements (FPAs)
Liabilities:
Derivative liabilities	0		0
Fair Value, Recurring | Fair Value, Inputs, Level 2
Liabilities:
Derivative liabilities	12,833,333		15,766,667
Fair Value, Recurring | Fair Value, Inputs, Level 2 | Warrants
Liabilities:
Derivative liabilities	0		0
Fair Value, Recurring | Fair Value, Inputs, Level 2 | Private Placement Warrants
Liabilities:
Derivative liabilities	12,833,333		15,766,667
Fair Value, Recurring | Fair Value, Inputs, Level 2 | Forward Purchase Agreements (FPAs)
Liabilities:
Derivative liabilities	0		0
Fair Value, Recurring | Fair Value, Inputs, Level 3
Liabilities:
Derivative liabilities	6,190,000		24,420,000
Fair Value, Recurring | Fair Value, Inputs, Level 3 | Warrants
Liabilities:
Derivative liabilities	0		0
Fair Value, Recurring | Fair Value, Inputs, Level 3 | Private Placement Warrants
Liabilities:
Derivative liabilities	0		0
Fair Value, Recurring | Fair Value, Inputs, Level 3 | Forward Purchase Agreements (FPAs)
Liabilities:
Derivative liabilities	$ 6,190,000		$ 24,420,000